CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (519,032)	$ (867,881)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of discount on convertible note payable	318,993	444,743
Changes in operating assets and liabilities:
Deposits	63,675
Accounts payable and accrued liabilities	(14,440)	122,720
Accounts payable, related party		36,385
Accrued interest payable	41,879	52,412
NET CASH USED IN OPERATING ACTIVITIES	(108,925)	(211,621)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from advances		71,436
Proceeds from convertible notes payable	108,925	139,901
NET CASH PROVIDED BY FINANCING ACTIVITIES	108,925	211,337
NET DECREASE IN CASH		(284)
CASH, at the beginning of the period		284
CASH, at the end of the period
Cash paid during the period for:
Interest
Taxes
Noncash investing and financing transaction:
Refinancing of advances into convertible notes payable		67,986
Beneficial conversion discount on convertible note payable	184,926	199,697
Conversion of convertible notes payable	245,190	265,485
Deposit received for convertible note payable	$ 76,000